CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flow from operating activities:
Net income	$ 51,630	$ 19,132	$ 11,306
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,125	754	571
Loss on disposal of property, equipment		4	4
Inventory write-down	11,037	3,120	2,910
Share-based compensation	3,881	8,375	842
Deferred income taxes	118	140	186
Interest income from recourse loans		(46)	(5)
Changes in operating assets and liabilities
Accounts receivable	(20,700)	(18,112)	291
Inventories	(11,638)	(13,211)	(20,232)
Prepaid expenses, other current and long-term assets	(3,500)	(273)	(1,226)
Accounts payable	12,019	341	12,574
Accrued expenses and other current liabilities	15,319	5,245	3,946
Deferred revenue	3,929	1,303	2,795
Net cash provided by operating activities	63,220	6,772	13,962
Cash flow from investing activities:
Sales of short-term investments	63,901	9,070	732
Purchase of short-term investments	(132,696)	(14,661)	(2,050)
Purchase of property and equipment	(4,390)	(571)	(1,316)
Proceeds from disposal of property and equipment	15
Prepayment of long-term assets	(7,810)
Payment of the deposit fee for IP aquisition (Note 4)	(2,220)
Long term investment	(48)
Changes in restricted cash		350
Net cash used in investing activities	(83,248)	(5,812)	(2,634)
Cash flow from financing activities:
Proceeds from repayment of recourse loans		1,713	133
Issuance recourse loans	(509)
Proceeds from issuance of ordinary shares		71,681
Proceeds from issuance of shares upon exercise of stock options	261
Repurchase shares	(12,835)
Proceeds from issuance of restricted shares		8
Net cash provided/(used in) by financing activities	(13,083)	73,402	133
Effect of foreign exchange rate changes on cash and cash equivalents	369	(80)	7
Net increase/(decrease) in cash and cash equivalents	(32,742)	74,282	11,468
Cash and cash equivalents - beginning of year	98,920	24,638	13,170
Cash and cash equivalents - end of year	66,178	98,920	24,638
Supplemental disclosure of cash flow information
Cash paid for income taxes	4,336
Supplemental disclosure of non-cash investing and financing activities:
Issuance of recourse loans in connection with stock option exercise			1,795
Conversion of preferred shares to ordinary shares		$ 30,318